Expense Example - VELA Small-Mid Cap Fund	Dec. 12, 2026 USD ($)
VELA Small-Mid Cap Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 625
Expense Example, with Redemption, 3 Years	889
VELA Small-Mid Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	$ 331